Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 21	R 24
Retirement contributions	3	3
Bonuses	14	16
Exercise/settlement of share options	2	105
Key management personnel compensation	40	148
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 13	R 13